Summary of significant accounting policies - Aging of loan receivables from Xiaoying Credit Loans and Revolving Loans (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of significant accounting policies
Past-due loans receivables	¥ 3,916,872,379	$ 567,893,113	¥ 2,539,408,672
Xiaoying Credit Loans
Summary of significant accounting policies
Past-due loans receivables	3,856,622,443	559,157,693	2,537,161,361
Xiaoying Revolving Loans
Summary of significant accounting policies
Past-due loans receivables			2,247,311
Other loans
Summary of significant accounting policies
Past-due loans receivables	60,249,936	8,735,420
1 - 30 days
Summary of significant accounting policies
Past-due loans receivables	24,518,014	3,554,778	13,800,724
1 - 30 days | Xiaoying Credit Loans
Summary of significant accounting policies
Past-due loans receivables	22,812,090	3,307,442	13,800,724
1 - 30 days | Other loans
Summary of significant accounting policies
Past-due loans receivables	1,705,924	247,336
30 - 60 days
Summary of significant accounting policies
Past-due loans receivables	12,171,065	1,764,638	8,630,769
30 - 60 days | Xiaoying Credit Loans
Summary of significant accounting policies
Past-due loans receivables	11,213,448	1,625,797	8,625,373
30 - 60 days | Xiaoying Revolving Loans
Summary of significant accounting policies
Past-due loans receivables			5,396
30 - 60 days | Other loans
Summary of significant accounting policies
Past-due loans receivables	957,617	138,841
Not past-due
Summary of significant accounting policies
Past-due loans receivables	3,880,183,300	562,573,697	2,516,977,179
Not past-due | Xiaoying Credit Loans
Summary of significant accounting policies
Past-due loans receivables	3,822,596,905	554,224,454	2,514,735,264
Not past-due | Xiaoying Revolving Loans
Summary of significant accounting policies
Past-due loans receivables			¥ 2,241,915
Not past-due | Other loans
Summary of significant accounting policies
Past-due loans receivables	¥ 57,586,395	$ 8,349,243